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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                   S&S Income Fund

Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)

                                                                                 Principal Amount                      Value
Bonds and Notes - 100.3%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 11.7%
U.S. Treasury Bonds
4.38%                                                 02/15/38                    $ 32,316                          $ 32,728 (i)
4.50%                                                 05/15/38                      46,773                            48,286 (i)
U.S. Treasury Notes
3.13%                                                 08/31/13                     114,133                           115,007 (i)
3.50%                                                 02/15/18                         903                               885 (i)
3.63%                                                 10/31/09                      37,225                            37,920 (i)
4.00%                                                 08/15/18                      21,326                            21,629 (i)
4.50%                                                 11/15/10 - 05/15/17            1,712                             1,804
4.63%                                                 11/15/09 - 10/31/11           24,735                            25,922
                                                                                                                     284,181

Federal Agencies - 9.2%
Federal Home Loan Banks
5.00%                                                 11/17/17                       9,790                             9,867
Federal Home Loan Mortgage Corp.
4.13%                                                 12/21/12 - 09/27/13           56,274                            56,748 (g)
4.88%                                                 02/09/10                      39,085                            39,960 (g)
5.13%                                                 11/17/17                      45,800                            47,197 (g,i)
Federal National Mortgage Assoc.
3.63%                                                 02/12/13                      13,604                            13,467
3.88%                                                 07/12/13                      55,308                            55,171
                                                                                                                     222,410

Agency Mortgage Backed - 37.0%
Federal Home Loan Mortgage Corp.
4.50%                                                 06/01/33 - 02/01/35            4,819                             4,567 (g)
5.00%                                                 07/01/35 - 10/01/35            5,521                             5,387 (g)
5.50%                                                 05/01/20 - 03/01/38           23,074                            22,989 (g)
6.00%                                                 04/01/17 - 11/01/37           30,470                            30,900 (g)
6.50%                                                 01/01/27 - 08/01/36            8,315                             8,561 (g)
7.00%                                                 10/01/16 - 08/01/36            3,274                             3,440 (g)
7.50%                                                 11/01/09 - 09/01/33              708                               753 (g)
8.00%                                                 11/01/30                          12                                13 (g)
8.50%                                                 04/01/30 - 05/01/30               42                                46 (g)
9.00%                                                 05/01/16 - 11/01/16              180                               197 (g)
5.50%                                                 TBA                          107,100                           106,531 (b)
Federal National Mortgage Assoc.
4.00%                                                 05/01/19 - 06/01/19            4,350                             4,162 (g)
4.50%                                                 05/01/18 - 02/01/35           22,473                            21,770 (g)
5.00%                                                 07/01/20 - 08/01/35           19,490                            19,065 (g)
5.25%                                                 04/01/37                       2,676                             2,687 (h)
5.47%                                                 04/01/37                         176                               177 (h)
5.50%                                                 01/01/14 - 04/01/38           65,218                            65,274 (g)
5.51%                                                 04/01/37                       2,451                             2,475 (h)
5.52%                                                 04/01/37                         980                               989 (h)
5.54%                                                 04/01/37                       2,287                             2,311 (h)
5.59%                                                 04/01/37                       2,911                             2,946 (h)
5.62%                                                 03/01/37                         220                               222 (h)
5.68%                                                 05/01/37                       1,714                             1,733 (h)
5.70%                                                 04/01/37                       2,125                             2,153 (h)
5.71%                                                 04/01/37                       1,101                             1,116 (h)
6.00%                                                 02/01/14 - 03/01/38           75,119                            76,226 (g)
6.01%                                                 10/01/37                       3,899                             3,954 (h)
6.50%                                                 01/01/14 - 08/01/36           33,402                            34,422 (g)
7.00%                                                 08/01/13 - 06/01/36            9,927                            10,435 (g)
7.50%                                                 12/01/09 - 03/01/34            3,148                             3,388 (g)
8.00%                                                 12/01/11 - 11/01/33            1,733                             1,871 (g)
8.50%                                                 04/01/30 - 05/01/31              227                               250 (g)
9.00%                                                 06/01/09 - 12/01/22            1,192                             1,294 (g)
5.00%                                                 TBA                          160,976                           158,296 (b)
5.50%                                                 TBA                          196,607                           196,109 (b)
6.00%                                                 TBA                           53,413                            54,098 (b)
6.50%                                                 TBA                            6,768                             6,927 (b)
7.00%                                                 TBA                            6,130                             6,404 (b)
Government National Mortgage Assoc.
4.50%                                                 08/15/33 - 09/15/34            8,409                             8,042 (g)
5.00%                                                 08/15/33                       2,003                             1,972 (g,j)
5.13%                                                 11/20/21 - 10/20/25               19                                20 (g,h)
5.38%                                                 05/20/21 - 04/20/24               25                                25 (g,h)
5.63%                                                 08/20/23 - 09/20/24               19                                19 (g,h)
6.00%                                                 04/15/27 - 09/15/36            5,024                             5,116 (g)
6.50%                                                 06/15/34 - 08/15/34              174                               179 (g,j)
6.50%                                                 04/15/19 - 09/15/36            8,043                             8,277 (g)
7.00%                                                 06/15/34                          62                                65 (g,j)
7.00%                                                 03/15/12 - 10/15/36            4,247                             4,442 (g)
7.50%                                                 11/15/22 - 10/15/33              911                               982 (g)
8.00%                                                 11/15/29 - 06/15/30               16                                16 (g)
8.50%                                                 10/15/17                         619                               678 (g)
9.00%                                                 11/15/16 - 12/15/21            1,646                             1,800 (g)
                                                                                                                     895,771

Agency Collateralized Mortgage Obligations - 3.3%
Collateralized Mortgage Obligation Trust (Class B)
5.96%                                                 11/01/18                         290                               251 (c,e,g)
Federal Home Loan Mortgage Corp.
4.00%                                                 06/15/36                      43,697                             3,581 (f,h,k)
4.16%                                                 05/15/36 - 11/15/36           21,426                             1,611 (f,h,k)
4.26%                                                 05/15/37                       9,473                               846 (f,h,k)
4.50%                                                 04/15/13 - 03/15/19            7,776                               647 (f,g,k)
4.51%                                                 02/15/38                       9,667                               915 (f,h,k)
4.81%                                                 09/15/35                       8,364                               906 (f,h,k)
5.00%                                                 04/15/14 - 12/01/34           59,934                            12,568 (f,g,k)
5.00%                                                 05/15/38                       2,067                             1,755
5.50%                                                 04/15/17 - 06/15/33            5,978                             1,321 (f,g,k)
7.13%                                                 12/15/33                       1,970                             1,693 (g,h)
7.50%                                                 01/15/16                         378                               390 (g)
7.50%                                                 07/15/27                          70                                15 (f,g,k)
8.00%                                                 04/15/20                         202                               211 (g)
8.00%                                                 02/01/23 - 07/01/24              187                                46 (f,g,k)
15.33%                                                11/15/37                       5,579                             3,420 (c,e)
32.25%                                                09/25/43                      19,037                               148 (c,f,g,
                                                                                                                              h,k)
Federal Home Loan Mortgage STRIPS
5.18%                                                 08/01/27                          45                                38 (c,e,g)
Federal National Mortgage Assoc.
1.19%						      12/25/42                       3,302                               120(f,g,h,k)
3.24%   					      05/25/37                      24,932                             2,152(f,g,h,k)
3.29%                                                 04/25/38                      11,829                               958(f,h,k)
3.54%                                                 10/25/35                      20,114                             2,070(f,h,k)
3.79%						      10/25/29                       4,635                               423(f,g,h,k)
4.00%                                                 02/25/28                         147                               146 (g)
4.29%					              05/25/18                       1,651                               141(f,g,h,k)
4.39%    				              09/25/42                      11,933                             1,129(f,g,h,k)
4.49%  						      08/25/16                       2,346                               127(f,g,h,k)
4.50%                                                 05/25/18                       1,530                                98(f,g,k)
4.75%                                                 11/25/14                         761                                29(f,g,k)
5.00%                                                 08/25/17 - 02/25/32            8,891                             1,147(f,g,k)
5.00%                                                 10/25/35 - 08/25/38            5,503                             4,731
5.50%                                                 01/25/33                       2,584                             2,427
8.00%                                                 07/25/14                         195                               196 (g)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                 09/01/35 - 01/01/36           17,425                             4,371 (f,k)
4.76%                                                 11/01/34                       4,645                             3,591 (c,e,g)
5.00%                                                 05/25/38                       5,458                             1,388 (f,k)
Federal National Mortgage Assoc. (Class 2)
5.00%                                                 09/01/33 - 03/25/38           14,599                             3,364 (f,g,k)
5.50%                                                 12/01/33 - 01/25/36            7,821                             1,715 (f,g,k)
Federal National Mortgage Assoc. REMIC
4.50%                                                 11/25/13                       1,429                                19 (f,g,k)
5.00%                                                 10/25/22                       1,962                               269 (f,g,k)
9.55%                                                 03/25/31                       3,967                             4,176 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
5.78%                                                 12/25/22                         200                               168 (c,e,g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                            05/25/22                           -                                 8 (f,g,k)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%                                                 08/01/35                       5,307                             1,280 (f,g,k)
5.00%                                                 08/01/34                      46,207                            10,887 (f,g,k)
7.50%                                                 11/01/23                         859                               226 (f,g,k)
8.00%                                                 08/01/23 - 07/01/24              411                               103 (f,g,k)
8.50%                                                 03/01/17 - 07/25/22              654                               163 (f,g,k)
9.00%                                                 05/25/22                         208                                54 (f,g,k)
Government National Mortgage Association.
1.01%                                                 11/06/46                       7,771                               407  (f,g,
                                                                                                                             h,k,j)
                                                                                                                      78,445

Asset Backed - 5.5%
Accredited Mortgage Loan Trust (Class A)
3.51%                                                 07/25/34                         749                               342 (g,h)
AESOP Funding II LLC (Class A)
3.31%                                                 04/20/10                       3,000                             2,663 (a,g,h)
BA Credit Card Trust
2.49%                                                 08/15/12                      10,000                             9,726 (g,h)
Bear Stearns Asset Backed Securities Trust (Class A)
3.58%                                                 01/25/34                         323                               256 (g,h)
Capital Auto Receivables Asset Trust (Class A)
3.27%                                                 01/15/10                       6,135                             6,077 (a,g,h)
Capital One Auto Finance Trust
2.49%                                                 04/15/12                      19,647                            18,940 (g,h,j)
Capital One Multi-Asset Execution Trust (Class A)
2.52%                                                 03/16/15                       1,980                             1,719 (g,h)
Carmax Auto Owner Trust
4.35%                                                 03/15/10                       1,143                             1,141 (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                 05/25/32                         366                               202 (g,h)
Countrywide Asset-Backed Certificates
3.73%                                                 02/25/35                       5,082                             4,783 (g,h)
Countrywide Asset-Backed Certificates (Class A)
3.58%                                                 08/25/34                          97                                91 (g,h)
3.77%                                                 08/25/32                         176                               149 (g,h)
3.87%                                                 04/25/32                         110                                81 (g,h)
Discover Card Master Trust I (Class A)
2.52%                                                 04/17/12                      25,700                            25,358 (g,h)
First Horizon Asset Back Trust (Class A)
3.43%                                                 02/25/34                         628                               502 (g,h)
Ford Credit Floorplan Master Owner Trust (Class A)
2.67%                                                 06/15/11                      13,500                            13,414 (h)
GSAA Trust
3.27%                                                 10/25/36                       1,184                             1,047 (g,h)
3.61%                                                 05/25/34                         517                               438 (g,h)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                 10/15/10                       1,421                             1,421 (g)
Indymac Residential Asset Backed Trust (Class M)
5.21%                                                 04/25/37                       1,018                                69 (g,h,j)
JP Morgan Mortgage Acquisition Corp.
3.36%                                                 03/01/37                       4,300                             3,311 (g,h,j)
Long Beach Mortgage Loan Trust
3.37%                                                 05/25/36                       2,000                               981 (g,h,j)
Mid-State Trust
7.54%                                                 07/01/35                         810                               734 (g,j)
Option One Mortgage Loan Trust
3.34%                                                 07/25/37                       5,000                             3,487 (g,h,j)
Peco Energy Transition Trust
6.52%                                                 12/31/10                       2,219                             2,277 (g)
Residential Asset Mortgage Products Inc.
3.45%                                                 03/25/34                          38                                37 (g,h)
Residential Asset Securities Corp.
3.71%                                                 07/25/32                         360                               285 (g,h)
Residential Asset Securities Corp. (Class A)
3.79%                                                 06/25/33                         604                               446 (g,h)
3.85%                                                 11/25/33                         616                               405 (g,h)
4.16%                                                 07/25/30                         302                               297 (g,h)
SLM Student Loan Trust (Class A)
2.87%                                                 06/15/18                         635                               597 (g,h)
Swift Master Auto Receivables Trust (Class A)
2.59%                                                 06/15/12                      15,000                            13,342 (g,h)
Triad Auto Receivables Owner Trust (Class A)
2.55%                                                 02/12/14                      11,000                             9,933 (g,h)
Washington Mutual Master Note Trust
2.52%                                                 05/15/14                      10,000                             8,544 (a,h)
Wells Fargo Home Equity Trust
3.97%                                                 05/25/34                         867                               845 (g,h)
                                                                                                                     133,940

Corporate Notes - 24.4%
Abbey National PLC
7.95%                                                 10/26/29                       2,070                             1,999 (g)
Abbott Laboratories
5.60%                                                 11/30/17                       1,284                             1,245
5.88%                                                 05/15/16                       4,138                             4,128
AES Ironwood LLC
8.86%                                                 11/30/25                       5,618                             5,618 (g)
American International Group, Inc.
5.85%                                                 01/16/18                       3,002                             1,507 (g)
American Railcar Industries, Inc.
7.50%                                                 03/01/14                       1,105                               978 (g)
ARAMARK Corp.
8.50%                                                 02/01/15                       5,370                             5,048 (g)
ArcelorMittal USA
6.50%                                                 04/15/14                       2,700                             2,742 (g)
Archer-Daniels-Midland Co.
5.45%                                                 03/15/18                         856                               792
6.45%                                                 01/15/38                       4,266                             3,848 (g)
Arizona Public Service Co.
6.25%                                                 08/01/16                       3,165                             2,929 (g)
AT&T, Inc.
5.60%                                                 05/15/18                       4,274                             3,825
6.40%                                                 05/15/38                       5,262                             4,416
BAC Capital Trust VI
5.63%                                                 03/08/35                       3,200                             2,443 (g)
Bank of America Corp.
5.75%                                                 12/01/17                       2,085                             1,768
8.00%                                                 12/29/49                       1,043                               826 (g,h)
Bank of America Corp. (Series L)
5.65%                                                 05/01/18                       6,250                             5,264 (g)
Bear Stearns Companies Inc.
5.85%                                                 07/19/10                       3,102                             3,088 (g)
6.95%                                                 08/10/12                       6,270                             6,333 (g)
BellSouth Corp.
4.20%                                                 09/15/09                       2,890                             2,851 (g)
6.55%                                                 06/15/34                       3,035                             2,602 (g)
Berkshire Hathaway Finance Corp.
5.00%                                                 08/15/13                       8,945                             8,921 (a)
Bristol-Myers Squibb Co.
5.45%                                                 05/01/18                       3,236                             3,056 (g)
5.88%                                                 11/15/36                       2,145                             1,890 (g)
British Telecommunications PLC
8.63%                                                 12/15/10                       1,260                             1,317 (g)
Cadbury Schweppes US Finance LLC
3.88%                                                 10/01/08                       2,035                             2,035 (a,g)
Cardinal Health, Inc.
5.50%                                                 06/15/13                       2,150                             2,057
Cargill Inc.
5.20%                                                 01/22/13                       4,389                             4,244 (a,g)
6.00%                                                 11/27/17                       3,937                             3,704 (a,g)
Carolina Power & Light Co.
5.15%                                                 04/01/15                       1,500                             1,444 (g)
5.70%                                                 04/01/35                         815                               703 (g)
6.13%                                                 09/15/33                       1,590                             1,469 (g)
Century Aluminum Co.
7.50%                                                 08/15/14                       5,408                             5,084
Chesapeake Energy Corp.
7.25%                                                 12/15/18                       5,371                             4,941
Citigroup, Inc.
6.50%                                                 08/19/13                      16,257                            14,449
Clarendon Alumina Production Ltd.
8.50%                                                 11/16/21                       3,535                             3,570 (a,g)
CME Group Inc.
5.40%                                                 08/01/13                       5,351                             5,367
Community Health Systems, Inc.
8.88%                                                 07/15/15                       5,370                             5,102
Consolidated Edison Company of New York, Inc.
5.85%                                                 04/01/18                       5,395                             5,122
Constellation Brands, Inc.
7.25%                                                 05/15/17                       5,371                             4,941
COX Communications Inc.
6.25%                                                 06/01/18                       4,540                             4,219 (a)
7.13%                                                 10/01/12                       2,052                             2,091 (g)
7.75%                                                 11/01/10                       2,410                             2,499 (g)
Credit Suisse
6.00%                                                 02/15/18                       6,386                             5,563 (g)
CSC Holdings Inc.
8.50%                                                 06/15/15                       5,365                             4,983 (a)
CSX Transportation, Inc.
9.75%                                                 06/15/20                       1,365                             1,541 (g)
CVS/Caremark Corp.
5.75%                                                 06/01/17                       5,975                             5,584 (g)
Diageo Capital PLC
5.20%                                                 01/30/13                       2,074                             2,064 (g)
Dominion Resources, Inc.
6.30%                                                 09/30/66                       7,805                             6,870 (g,h)
Dover Corp.
6.50%                                                 02/15/11                       1,930                             2,036 (g)
DP World Ltd.
6.85%                                                 07/02/37                       2,200                             1,629 (a,g)
Duke Energy Carolinas LLC
5.38%                                                 01/01/09                       1,065                             1,066 (g)
Duke Energy Indiana, Inc.
6.35%                                                 08/15/38                       3,212                             2,971
Duke Realty LP
6.25%                                                 05/15/13                       2,096                             2,040 (g)
Dynegy Holdings, Inc.
7.50%                                                 06/01/15                       5,370                             4,538
Echostar DBS Corp.
7.75%                                                 05/31/15                       5,375                             4,555
EI Du Pont de Nemours & Co.
4.88%                                                 04/30/14                       2,080                             2,010 (g)
6.00%                                                 07/15/18                       7,512                             7,333
El Paso Electric Co.
6.00%                                                 05/15/35                       1,660                             1,359 (g)
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
10.50%                                                07/19/13                       1,104                             1,137 (a,g)
EOG Resources, Inc.
5.88%                                                 09/15/17                       3,854                             3,624
6.88%                                                 10/01/18                       3,250                             3,238
Ford Motor Credit Company LLC
7.88%                                                 06/15/10                       5,369                             4,098
Galaxy Entertainment Finance Company Ltd.
9.88%                                                 12/15/12                       1,055                               717 (g)
Georgia-Pacific LLC
9.50%                                                 12/01/11                       5,573                             5,517
GlaxoSmithKline Capital Inc.
4.85%                                                 05/15/13                       2,096                             2,058
6.38%                                                 05/15/38                       5,332                             5,006
Globo Comunicacao e Participacoes S.A.
7.25%                                                 04/26/22                       1,610                             1,409 (a,g)
GMAC LLC
6.88%                                                 09/15/11                       5,369                             2,396
Goldman Sachs Group, Inc.
6.15%                                                 04/01/18                       4,954                             4,119
6.60%                                                 01/15/12                       8,340                             7,774 (g)
GTE Corp.
7.51%                                                 04/01/09                       2,125                             2,155 (g)
Halliburton Co.
5.90%                                                 09/15/18                       1,449                             1,430
Harrah's Operating Company Inc.
10.75%                                                02/01/16                       5,371                             2,739 (a)
HCA Inc.
9.25%                                                 11/15/16                       5,368                             5,220
Hewlett-Packard Co.
5.50%                                                 03/01/18                       2,979                             2,795 (g)
Hexion US Finance Corp.
9.75%                                                 11/15/14                       5,500                             4,345 (g)
Honeywell International, Inc.
5.30%                                                 03/01/18                       6,970                             6,561
Host Hotels & Resorts LP (REIT)
6.38%                                                 03/15/15                       8,076                             6,562
HSBC Bank USA N.A.
4.63%                                                 04/01/14                       1,815                             1,632 (g)
7.00%                                                 01/15/39                       5,250                             4,718
HSBC Capital Funding LP (Series 1)
9.55%                                                 12/29/49                       2,273                             2,087 (a,g,h)
HSBC Finance Corp.
6.75%                                                 05/15/11                       1,975                             1,985 (g)
HSBC Holdings PLC
6.50%                                                 05/02/36                         625                               518 (g)
IIRSA Norte Finance Ltd.
8.75%                                                 05/30/24                       3,005                             3,170 (a,g)
Independencia International Ltd.
9.88%                                                 05/15/15                       1,467                             1,210 (a)
ING Capital Funding TR III
8.44%                                                 12/29/49                       3,000                             2,766 (g,h)
ING Groep N.V.
5.78%                                                 12/29/49                       1,389                             1,110 (g,h)
Ingersoll-Rand Global Holding Company Ltd.
6.88%                                                 08/15/18                       6,411                             6,318
Intergen N.V.
9.00%                                                 06/30/17                       3,617                             3,617 (a,g)
Interoceanica IV Finance Ltd.
4.78%                                                 11/30/18                       2,760                             1,708 (a,c,g)
4.95%                                                 11/30/25                       2,126                               918 (a,c,g)
Iron Mountain, Inc.
8.00%                                                 06/15/20                       5,361                             5,147
John Deere Capital Corp.
4.50%                                                 04/03/13                       4,153                             3,964 (g)
Johnson & Johnson
5.85%                                                 07/15/38                       5,350                             5,202
JP Morgan Chase & Co.
6.40%                                                 05/15/38                       3,248                             2,808
7.00%                                                 11/15/09                       3,965                             3,966 (g)
JPMorgan Chase Bank
5.88%                                                 06/13/16                       3,190                             2,954 (g)
Kellogg Co.
5.13%                                                 12/03/12                       1,964                             1,958
Kroger Co.
6.15%                                                 01/15/20                       5,378                             4,931
Landsbanki Islands
3.51%                                                 08/25/09                       3,245                             2,801 (a,g,h)
Lippo Karawaci Finance BV
8.88%                                                 03/09/11                       2,695                             2,396
LyondellBasell Industries AF SCA
8.38%                                                 08/15/15                       5,864                             2,756 (a,g)
Marfrig Overseas Ltd.
9.63%                                                 11/16/16                       2,690                             2,152 (a,g)
Markel Corp.
7.35%                                                 08/15/34                       1,096                             1,002 (g)
McDonald's Corp.
5.80%                                                 10/15/17                       2,087                             2,075 (g)
6.30%                                                 03/01/38                       2,992                             2,883 (g)
Mediacom LLC / Mediacom Capital Corp.
9.50%                                                 01/15/13                       5,520                             4,940 (g)
Merck & Company, Inc.
5.75%                                                 11/15/36                       1,589                             1,474 (g)
Merrill Lynch & Company, Inc.
6.05%                                                 08/15/12                       2,147                             2,013
6.88%                                                 04/25/18                       4,433                             3,922
MetLife, Inc. (Series A)
6.82%                                                 08/15/18                       9,700                             9,178
Metropolitan Life Global Funding I
4.25%                                                 07/30/09                       3,910                             3,840 (a,g)
Midamerican Energy Holdings Co.
6.13%                                                 04/01/36                       2,165                             1,821 (g)
Mizuho Financial Group Cayman Ltd.
8.38%                                                 12/29/49                       3,070                             2,635
Morgan Stanley
6.00%                                                 04/28/15                       3,200                             2,177
Morgan Stanley (Series F)
6.63%                                                 04/01/18                       3,200                             2,118
Munich Re America Corp. (Series B)
7.45%                                                 12/15/26                       1,935                             1,984 (g)
Nakilat Inc.
6.07%                                                 12/31/33                         430                               383 (a,g)
6.27%                                                 12/31/33                       2,725                             2,400 (a,g)
Nelnet, Inc.
5.13%                                                 06/01/10                       2,800                             2,608 (g)
New York Life Global Funding
5.38%                                                 09/15/13                       2,268                             2,338 (a)
NGPL PipeCo LLC
7.12%                                                 12/15/17                       2,195                             2,083 (a)
Norfolk Southern Corp.
8.63%                                                 05/15/10                       3,125                             3,323 (g)
Norfolk Southern Railway Co.
9.75%                                                 06/15/20                       2,360                             2,910 (g)
Northern States Power
6.25%                                                 06/01/36                       1,240                             1,134 (g)
NorthWestern Corp.
5.88%                                                 11/01/14                       3,875                             3,703 (g)
NRG Energy, Inc.
7.38%                                                 02/01/16                       5,370                             4,833
Oncor Electric Delivery Co.
5.95%                                                 09/01/13                       6,603                             6,105 (a)
OPTI Canada Inc.
8.25%                                                 12/15/14                       2,725                             2,439
Pacific Gas & Electric Co.
5.80%                                                 03/01/37                       2,045                             1,744
Parker Hannifin Corp.
5.50%                                                 05/15/18                       3,249                             3,241
Pemex Finance Ltd.
9.03%                                                 02/15/11                       3,370                             3,564 (g)
Pemex Project Funding Master Trust
5.75%                                                 03/01/18                         910                               861 (a)
7.88%                                                 02/01/09                       1,009                             1,019
PepsiCo, Inc.
5.00%                                                 06/01/18                       7,694                             7,429
Pitney Bowes, Inc.
3.88%                                                 06/15/13                       2,446                             2,337
PNC Preferred Funding Trust I
6.52%                                                 12/31/49                       2,065                             1,444 (a,h)
Potomac Edison Co.
5.35%                                                 11/15/14                       1,520                             1,406 (g)
Public Service Company of Colorado
7.88%                                                 10/01/12                       3,330                             3,626 (g)
Puget Sound Energy, Inc.
5.48%                                                 06/01/35                       2,135                             1,546 (g)
Puget Sound Energy, Inc. (Series A)
6.97%                                                 06/01/67                       3,750                             3,037 (g,h)
Rio Tinto Finance USA Ltd.
6.50%                                                 07/15/18                       3,202                             3,028
Rogers Communications, Inc.
6.80%                                                 08/15/18                       5,352                             5,063
Royal Bank of Scotland Group PLC
5.00%                                                 10/01/14                       2,450                             2,405 (g)
Sabine Pass LNG LP
7.25%                                                 11/30/13                       3,225                             2,548
7.50%                                                 11/30/16                       4,810                             3,752
Security Benefit Life Insurance
8.75%                                                 05/15/16                       2,190                             2,187 (a)
Skandinaviska Enskilda Banken AB
7.50%                                                 03/29/49                       2,510                             2,518 (a,g,h)
Southern California Edison Co.
5.50%                                                 08/15/18                       7,286                             6,952
Sprint Capital Corp.
7.63%                                                 01/30/11                       1,720                             1,565 (g)
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                                 09/30/09                       2,300                             1,894
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                 12/03/14                       3,730                             3,648
Telecom Italia Capital S.A.
6.20%                                                 07/18/11                       3,491                             3,492
Telefonica Emisiones SAU
5.86%                                                 02/04/13                       3,075                             2,959
6.22%                                                 07/03/17                       3,198                             2,943
Tenneco, Inc.
8.63%                                                 11/15/14                       5,365                             4,265
Terex Corp.
8.00%                                                 11/15/17                       5,568                             5,067
Tesco PLC
5.50%                                                 11/15/17                       2,600                             2,328 (a)
Textron Inc.
6.50%                                                 06/01/12                       2,164                             2,260
The Travelers Companies, Inc.
5.80%                                                 05/15/18                       2,150                             1,971
Thomson Reuters Corp.
5.95%                                                 07/15/13                       4,282                             4,277
6.50%                                                 07/15/18                       2,144                             2,050
TIAA Global Markets Inc.
4.95%                                                 07/15/13                       2,919                             2,947 (a)
Time Warner Cable, Inc.
6.20%                                                 07/01/13                       3,210                             3,114
6.75%                                                 07/01/18                       4,394                             4,104
TNK-BP Finance S.A.
6.63%                                                 03/20/17                       1,355                               881 (a)
TransCanada Pipelines Ltd.
6.50%                                                 08/15/18                       3,211                             3,114
Transocean, Inc.
6.00%                                                 03/15/18                       2,121                             1,980
UBS Preferred Funding Trust I
8.62%                                                 10/29/49                       2,465                             2,383 (h)
United Technologies Corp.
6.13%                                                 07/15/38                       3,243                             3,133
Verizon Communications, Inc.
6.90%                                                 04/15/38                       2,140                             1,897
Verizon Global Funding Corp.
7.25%                                                 12/01/10                       3,889                             4,047 (g)
Verizon Pennsylvania, Inc.
8.35%                                                 12/15/30                       1,350                             1,304 (g)
8.75%                                                 08/15/31                       2,125                             2,134 (g)
Walgreen Co.
4.88%                                                 08/01/13                       7,824                             7,822
Wal-Mart Stores, Inc.
5.80%                                                 02/15/18                       2,086                             2,038
6.20%                                                 04/15/38                       3,254                             2,962
Wells Fargo & Co.
5.63%                                                 12/11/17                       1,045                               960
Westar Energy, Inc.
7.13%                                                 08/01/09                       2,215                             2,260 (g)
Westlake Chemical Corp.
6.63%                                                 01/15/16                       5,230                             4,445 (g)
Wyeth
5.50%                                                 03/15/13                       4,167                             4,211
Xerox Corp.
6.35%                                                 05/15/18                       3,240                             2,962
XTO Energy, Inc.
6.38%                                                 06/15/38                       2,096                             1,642
6.50%                                                 12/15/18                       2,798                             2,595
                                                                                                                     591,991

Non-Agency Collateralized Mortgage Obligations - 8.2% Banc of America Commercial
Mortgage Inc.
5.32%                                                 09/10/47                       3,131                             3,039 (g)
5.45%                                                 01/15/49                       3,000                             2,515 (g)
8.28%                                                 02/10/51                       5,495                             4,696 (c,h)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                                 02/10/51                      10,240                             8,523
5.84%                                                 06/10/49                       9,240                             7,853 (g,h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                 04/10/49                       2,000                             1,195 (g,h,j)
Banc of America Funding Corp.
5.72%                                                 03/20/36                       1,736                               607 (g,h,j)
5.79%                                                 02/20/36                       2,976                             1,077 (g,h,j)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                                 01/25/36                       1,832                               812 (g,h)
5.55%                                                 02/25/36                       1,384                               750 (g,h)
Bear Stearns Asset Backed Securities Trust (Class A)
3.46%                                                 07/25/36                       9,818                             6,868 (g,h)
Bear Stearns Commercial Mortgage Securities
5.48%                                                 10/12/41                       4,563                             4,446 (g)
5.53%                                                 10/12/41                       4,563                             4,311 (g)
5.58%                                                 03/11/39                       1,472                             1,429 (g,h)
6.02%                                                 02/14/31                       2,724                             2,716 (g,h)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                                 09/11/42                         700                               298 (a,g,h)
Citigroup Commercial Mortgage Trust
5.89%                                                 12/10/49                       2,900                             2,479 (g,h)
Countrywide Alternative Loan Trust
5.98%                                                 05/25/36                         647                                13 (g,h,j)
6.00%                                                 03/25/36 - 08/25/36            3,170                               118 (g,j)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                 05/25/36 - 08/25/36            1,967                                87 (g,j)
Credit Suisse Mortgage Capital Certificates
5.47%                                                 09/15/39                       3,967                             3,487 (g)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                 02/25/36                         975                               222 (g,h,j)
CS First Boston Mortgage Securities Corp.
1.57%                                                 03/15/35                      59,164                             1,086 (a,g,h)
5.25%                                                 08/25/34                       1,162                             1,077 (g)
5.34%                                                 10/25/35                       1,643                               575 (g,h,j)
6.66%                                                 07/15/37                      47,511                              856(a,c,g,h)
First Horizon Alternative Mortgage Securities (Class B)
5.98%                                                 05/25/36                         424                                11 (g,h,j)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                 04/15/34                       1,966                             1,972 (g)
GMAC Commercial Mortgage Securities Inc. (Class X)
6.50%      					     12/10/41                      70,809                               984(c,g,h,j)
Greenwich Capital Commercial Funding Corp.
5.12%                                                 04/10/37                       4,200                             4,114 (g)
Impac CMB Trust
3.47%                                                 04/25/35                       2,048                             1,255 (g,h)
Impac CMB Trust (Class 1)
3.57%                                                 10/25/34                       2,204                             1,637 (g,h)
Impac Secured Assets CMN Owner Trust (Class A)
3.46%                                                 11/25/36                      10,354                             3,786 (g,h)
Indymac INDA Mortgage Loan Trust
5.15%                                                 01/25/36                         473                                71 (g,h,j)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                 01/25/36                         953                               579 (g,h,j)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                 01/12/39                      37,648                               792 (a,g,h)
6.07%                                                 02/12/51                       6,200                             5,420
6.26%                                                 02/15/51                       7,160                             5,673 (h)
6.40%                                                 02/12/51                       1,080                               498 (a,g,h)
6.47%                                                 11/15/35                       5,391                             5,392 (g)
8.43%                                                 02/15/51                       5,150                             4,303 (c)
LB-UBS Commercial Mortgage Trust
4.06%                                                 09/15/27                       4,110                             4,021 (g,h)
6.23%                                                 03/15/26                       3,000                             2,995 (g)
6.45%					             01/18/12                      66,378                             1,138(c,g,h,j)
7.09% 						     09/15/39                     133,776                             3,368(c,g,h,j)
7.62%                                                 07/15/40                       3,070                             2,671 (c,h)
10.45%                                                01/15/36                      22,103                             1,074 (a,c,g)
11.61%                                                03/15/36                      85,839                            1,929(a,c,g,h)
12.18%                                                02/15/40                      51,844                              904(a,c,g,h)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                 12/15/30                       1,777                             1,764 (g)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                 07/14/16                         750                               755 (a,g)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                 07/15/40                       1,915                               895 (g,h,j)
LB-UBS Commercial Mortgage Trust (Class X)
12.15%     					      12/15/39                      51,973                               736(a,c,g,h)
21.36%     					      03/15/32                      54,275                               338(c,g,h,j)
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.75%                                                 10/15/17                       7,000                             6,530 (a,g,h)
2.80%                                                 10/15/17                       4,000                             3,735 (a,g,h)
MASTR Alternative Loans Trust
5.00%                                                 08/25/18                       1,762                               266 (f,g,k)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                 05/12/39                       5,006                             4,861 (g,h)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.42%                                                 08/12/48                       3,300                             2,509
MLCC Mortgage Investors Inc.
5.35%                                                 02/25/36                       1,505                               662 (g,h)
Morgan Stanley Capital I
5.28%                                                 12/15/43                       2,021                             1,920 (g)
5.33%                                                 12/15/43                       2,021                             1,753 (g)
5.39%                                                 11/12/41                       4,629                             3,315 (g,h)
5.44%                                                 02/12/44                       2,017                             1,803 (a,g)
5.69%                                                 04/15/49                      14,950                            12,699 (g,h)
5.71%                                                 07/12/44                       3,000                             2,810 (g)
7.11%                                                 04/15/33                         894                               897 (g,h)
Morgan Stanley Capital I (Class A)
5.36%                                                 02/12/44                       3,039                             2,834 (g)
5.81%                                                 12/12/49                       1,490                             1,287
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                 12/18/32                          43                                42 (g)
6.54%                                                 02/15/31                         268                               269 (g)
Mortgage Capital Funding Inc. (Class C)
6.73%                                                 06/18/30                         389                               388 (g)
MortgageIT Trust (Class A)
3.51%                                                 08/25/35                       4,205                             3,194 (g,h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                 03/15/30                         456                               456 (g)
Opteum Mortgage Acceptance Corp.
3.51%                                                 02/25/35                       1,428                             1,259 (g,h)
Puma Finance Ltd. (Class A)
3.37%                                                 03/25/34                         806                               760 (g,h)
Residential Accredit Loans Inc.
6.00%                                                 01/25/36 - 04/25/36            3,694                               236 (g,j)
6.02%                                                 01/25/36                       1,021                               102 (g,h,j)
Residential Funding Mortgage Securities I
5.75%                                                 01/25/36                         576                               270 (g)
5.75%                                                 01/25/36                       1,150                               732 (g,j)
Sequoia Mortgage Trust
3.45%                                                 06/20/34                         229                               204 (g,h)
Structured Asset Securities Corp. (Class X)
2.15%                                                 02/25/28                       6,054                                 - (c,h,j)
Wachovia Bank Commercial Mortgage Trust
5.93%                                                 06/15/49                      10,400                             8,820 (g,h)
Wachovia Bank Commercial Mortgage Trust (Class A)
5.42%                                                 01/15/45                       5,150                             4,523 (h)
Wachovia Bank Commercial Mortgage Trust (Class E)
6.10%                                                 02/15/51                       6,030                             2,951 (h,j)
WaMu Mortgage Pass Through Certificates
3.54%                                                 01/25/45                       1,113                               686 (g,h)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                 08/25/35                       4,141                             3,043 (g,h)
5.50%                                                 01/25/36 - 03/25/36            3,125                             1,135 (g)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                 03/25/36                       2,899                             1,357 (g)
                                                                                                                     198,518

Sovereign Bonds - 1.0%
Banco Nacional de Desenvolvimento Economico e Social
6.37%                                                 06/16/18                       2,700                             2,376 (a,g)
Government of Brazil
8.00%                                                 01/15/18                       2,096                             2,248 (g)
Government of Canada
7.50%                                                 09/15/29                       3,115                             3,963
Government of Colombia
7.38%                                                 09/18/37                       1,400                             1,401
Government of Indonesia
6.88%                                                 01/17/18                       1,300                             1,183 (a)
7.75%                                                 01/17/38                       1,000                               900 (a)
Government of Jamaica
8.00%                                                 06/24/19                       2,100                             1,948
Government of Manitoba Canada
4.90%                                                 12/06/16                       2,120                             2,191 (g)
Government of Pakistan
6.75%                                                 02/19/09                       2,690                             2,355
Government of Panama
6.70%                                                 01/26/36                       1,965                             1,857
Government of Venezuela
5.38%                                                 08/07/10                       1,086                               964
9.00%                                                 05/07/23                       1,625                             1,101
Republic of Turkey
7.00%                                                 03/11/19                       1,700                             1,611
                                                                                                                      24,098

Total Bonds and Notes                                                                                              2,429,354
 (Cost $2,562,143)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Securities Purchased with Collateral from Securities on loan - 8.1%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Asset Backed - 6.3%
AESOP Funding II LLC (Class A)
3.31%                                                 04/20/10                       5,000                             4,439 (a,g,h)
AmeriCredit Automobile Receivables Trust
2.57%                                                 04/07/14                       8,250                             6,922 (h,j)
Arran Master Trust (Class A)
2.51%                                                 12/15/10                       3,000                             2,982 (h)
Bayview Financial Acquisition Trust (Class A)
4.38%                                                 02/28/44                       3,645                             3,305 (h)
Chase Issuance Trust (Class A)
2.51%                                                 11/15/11                      14,000                            13,803 (h)
Citibank Credit Card Issuance Trust
2.50%                                                 12/15/10                       4,500                             4,492 (h)
2.89%                                                 11/22/10                      10,000                             9,976 (h)
Countrywide Asset-Backed Certificates
3.32%                                                 06/25/35                       1,452                             1,294 (h)
3.47%                                                 07/25/34                       1,900                             1,778 (h)
3.64%                                                 05/25/33                          30                                27 (h)
Countrywide Asset-Backed Certificates (Class 2)
3.81%                                                 06/25/33                          20                                15 (h)
Countrywide Asset-Backed Certificates (Class A)
3.61%                                                 03/25/33                         614                               524 (h)
Countrywide Home Equity Loan Trust (Class 2)
2.73%                                                 01/15/30                       4,508                             2,852 (h)
Discover Card Master Trust I
2.50%                                                 04/15/10                       5,000                             4,863 (h)
Discover Card Master Trust I (Class A)
2.51%                                                 05/15/11                       6,500                             6,490 (h)
First Franklin Mortgage Loan Asset Backed Certificates
3.47%                                                 11/25/36                       2,344                             2,081 (h)
First Franklin Mortgage Loan Asset Backed Certificates (Class M)
3.66%                                                 03/25/35                      10,000                             7,542 (h,j)
First Horizon Asset Back Trust (Class A)
3.43%                                                 02/25/34                         754                               603 (g,h)
Fleet Home Equity Loan Trust (Class A)
3.44%                                                 01/20/33                       1,200                               760 (h)
GMAC Mortgage Corp. Loan Trust
3.39%                                                 08/25/35                       4,188                             2,328 (h,j)
Gracechurch Card Funding PLC (Class A)
2.50%                                                 11/15/10                       2,500                             2,496 (h)
GSAA Trust
3.27%                                                 10/25/36                       1,184                             1,047 (g,h)
3.46%                                                 01/25/36                      10,000                             6,553 (h,j)
GSAMP Trust
3.36%                                                 12/25/35                       6,806                             6,699 (h)
Hertz Vehicle Financing LLC
3.35%                                                 02/25/10                       4,167                             4,084 (a,h)
Indymac Residential Asset Backed Trust
3.26%                                                 11/25/36                         748                               735 (h)
3.32%                                                 11/25/36                      10,449                             9,408 (h,j)
3.38%                                                 10/25/35                       3,188                             3,168 (h)
Indymac Seconds Asset Backed Trust
3.31%                                                 05/25/36                       2,606                             2,034 (h)
Irwin Home Equity Corp.
3.36%                                                 02/25/36                         497                               187 (a,h)
JP Morgan Mortgage Acquisition Corp.
3.32%                                                 01/25/36                         730                               723 (h)
Long Beach Mortgage Loan Trust
3.31%                                                 05/25/36                       2,930                             2,805 (h,j)
3.49%                                                 09/25/35                       1,738                             1,677 (h)
Nissan Auto Lease Trust
2.56%                                                 02/15/13                      26,680                            25,730 (h)
Option One Mortgage Loan Trust (Class A)
4.05%                                                 02/25/33                         368                               294 (h)
Residential Asset Mortgage Products Inc. (Class A)
3.77%                                                 06/25/32                         101                                88 (h)
Residential Asset Securities Corp.
3.31%                                                 06/25/36                       1,887                             1,855 (h,j)
3.46%                                                 01/25/36                       5,735                             4,425 (h)
Residential Asset Securities Corp. (Class A)
3.79%                                                 06/25/33                          93                                69 (g,h)
Residential Funding Mortgage Securities II Inc. (Class A)
3.42%                                                 02/25/34                         136                                54 (h)
Saxon Asset Securities Trust
3.32%                                                 03/25/36                       2,013                             1,999 (h)
Wachovia Asset Securitization, Inc. (Class A)
3.43%                                                 06/25/34                         742                               631 (h)
                                                                                                                     153,837

Non-Agency Collateralized Mortgage Obligations - 1.8% Banc of America Large Loan
Inc.
2.70%                                                 03/15/22                      10,000                             9,130 (a,h)
Crusade Global Trust (Class A)
3.07%                                                 09/18/34                         970                               917 (h)
Impac CMB Trust (Class 1)
3.57%                                                 10/25/34                       2,666                             1,980 (g,h)
Impac Secured Assets CMN Owner Trust
3.60%                                                 03/25/36                       3,201                             2,157 (h)
Interstar Millennium Trust (Class A)
3.02%                                                 03/14/36                         679                               656 (h)
JP Morgan Alternative Loan Trust
3.27%                                                 08/25/36 - 10/25/36            4,434                             3,975 (h)
Medallion Trust (Class A)
2.85%                                                 08/22/36                       1,886                             1,795 (h)
Morgan Stanley Capital I
3.03%                                                 01/15/21                       8,880                             6,526 (a,h)
National RMBS Trust
3.31%                                                 03/20/34                         945                               900 (h)
Nomura Asset Acceptance Corp.
3.34%                                                 03/25/37                      10,446                             8,974 (h)
Residential Accredit Loans Inc.
3.39%                                                 07/25/36                       2,891                             1,587 (h)
Thornburg Mortgage Securities Trust (Class A)
3.42%                                                 12/25/35                       2,925                             2,906 (h)
3.89%                                                 04/25/43                         465                               441 (h)
WaMu Mortgage Pass Through Certificates
3.55%                                                 01/25/45                         854                               566 (h)
Washington Mutual
2.92%                                                 07/25/44                       1,376                             1,313 (h)
                                                                                                                      43,823

Total Securities Purchased with Collateral from Securities on Loan                                                   197,660
 (Cost $224,901)


-----------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.5%
-----------------------------------------------------------------------------------------------------------------------------

Other Investments - 0.2%
GEI Investment Fund                                                                                                    4,071

Other Investments Purchased with Collateral from Securities  on loan - 0.3%
GEI Investment Fund                                                                                                    6,756

Total Other Investments                                                                                               10,827
 (Cost $14,630)

Total Investment in Securities                                                                                     2,637,841
 (Cost $2,801,674)


-----------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 24.4%
-----------------------------------------------------------------------------------------------------------------------------

Time Deposit - 3.3%
State Street Corp.
1.40%                                                 10/01/08                      79,949                            79,949  (d)

U.S. Governments - 13.7%
Federal Home Loan Bank Discount Notes
2.13%                                                 10/01/08                      25,000                            25,000  (c)
2.27%                                                 10/10/08                      29,900                            29,883  (c)
2.59%                                                 11/24/08                      68,000                            67,738  (c)
Federal Home Loan Mortgage Corp. Discount Notes
2.43%                                                 11/04/08                      50,000                            49,886  (c)
Federal National Mortgage Assoc. Discount Notes
2.08%                                                 10/03/08                      61,000                            60,993  (c)
2.42%                                                 10/27/08                     100,000                            99,826  (c)
                                                                                                                     333,326

U.S. Treasuries - 6.2%
U.S. Treasury Bill
1.56%                                                 10/23/08                      50,000                            49,952  (c)
1.84%                                                 11/13/08                     100,000                            99,781  (c)
                                                                                                                     149,733


-----------------------------------------------------------------------------------------------------------------------------
Short-Term Securities Purchased with Collateral from Securities on loan - 1.2%
-----------------------------------------------------------------------------------------------------------------------------

Time Deposit - 0.7%
State Street Corp.
1.40%                                                 10/01/08                      16,995                            16,995  (d)

U.S. Governments - 0.5%
Federal Home Loan Bank Discount Notes
2.13%                                                 10/01/08                      11,698                            11,698  (c)

Total Short-Term Investments                                                                                         591,701
 (Cost $591,701)

Total Investments                                                                                                  3,229,542
 (Cost $3,393,375)

Liabilities in Excess of Other Assets, net - (33.3)%                                                                (806,872)

                                                                                                            -----------------
                                                                                                            -----------------
NET ASSETS - 100.0%                                                                                               $2,422,670
                                                                                                            =================
                                                                                                            =================


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other Information
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at September
30, 2008 (unaudited):

                     Description                         Expiration date      Number of ConCurrent Notional Value    Unrealized
                                                                                                                    Appreciation/
                                                                                                                    Depreciation
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures                          December 2008           651             $ 138,948           $ (140)

The S&S Income Fund had the following Short futures contracts open at September
30, 2008 (unaudited):

                     Description                         Expiration date      Number of ConCurrent Notional Value    Unrealized
                                                                                                                    Appreciation/
                                                                                                                    Depreciation
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures                          December 2008           380             $ (42,649)          $ (119)
U.S. Treasury Notes 10Yr. Futures                         December 2008           407               (46,652)             321
                                                                                                            -----------------
                                                                                                                        $ 62
                                                                                                            =================

           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $156,429; or 6.46% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(f) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(g) At September 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(h) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.

(i)      All or a portion of the security is out on loan.

(j) Illiquid Securities, At September 30, 2008, these securities amounted to $ 82,857; or 3.42% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(k) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

+ Percentages are based on net assets as of September 30, 2008.

** Par value less than 500

Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$             $3,132,494      $97,049      $3,229,543
Other Financial
   Instruments  $      62     $-	      $-	    $      62

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$176,204	$-
   Accrued discounts/premiums		$(29,375)	$-
   Realized gain (loss)			$   (966)       $-
   Change in unrealized appreciation
                         (depreciation)	$  8,289        $-
   Net purchases (sales)		$(57,103)       $-
   Net transfers in and out of Level 3  $	        $-
Balance at 9/30/08			$ 97,049        $-

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 20, 2008